Concentration of Credit Risks - Schedule of Concentration of Risk by Risk Factor (Details)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Multinational Electronics Contract Manufacturing Company | Revenue
Concentration Risk [Line Items]
Concentration risk	22.00%	20.00%
Multinational Electronics Contract Manufacturing Company | Accounts Receivable
Concentration Risk [Line Items]
Concentration risk	39.00%	34.00%
International Digital Security Company | Revenue
Concentration Risk [Line Items]
Concentration risk	12.00%	0.00%
International Digital Security Company | Accounts Receivable
Concentration Risk [Line Items]
Concentration risk	8.00%	6.00%
Multinational Technology Company | Revenue
Concentration Risk [Line Items]
Concentration risk	4.00%	0.00%
Multinational Technology Company | Accounts Receivable
Concentration Risk [Line Items]
Concentration risk	16.00%	0.00%
International Equipment and Software Manufacturer | Revenue
Concentration Risk [Line Items]
Concentration risk	3.00%	5.00%
International Equipment and Software Manufacturer | Accounts Receivable
Concentration Risk [Line Items]
Concentration risk	1.00%	12.00%
International Equipment and Product Manufacturer | Revenue
Concentration Risk [Line Items]
Concentration risk	2.00%	11.00%
International Equipment and Product Manufacturer | Accounts Receivable
Concentration Risk [Line Items]
Concentration risk	0.00%	0.00%